Average Annual Total Returns{- Fidelity® Growth & Income Portfolio} - 07.31 Fidelity Growth & Income Portfolio Retail PRO-05 - Fidelity® Growth & Income Portfolio	Fidelity® Growth & Income Portfolio Return Before Taxes Past 1 year	Fidelity® Growth & Income Portfolio Return Before Taxes Past 5 years	Fidelity® Growth & Income Portfolio Return Before Taxes Past 10 years	Fidelity® Growth & Income Portfolio After Taxes on Distributions Past 1 year	Fidelity® Growth & Income Portfolio After Taxes on Distributions Past 5 years	Fidelity® Growth & Income Portfolio After Taxes on Distributions Past 10 years	Fidelity® Growth & Income Portfolio After Taxes on Distributions and Sales Past 1 year	Fidelity® Growth & Income Portfolio After Taxes on Distributions and Sales Past 5 years	Fidelity® Growth & Income Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	30.21%	9.47%	12.35%	29.27%	8.87%	11.87%	18.46%	7.40%	10.24%	31.49%	11.70%	13.56%